Exhibit 1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Starwood Property Mortgage BC, L.L.C. (the “Company”)
Starwood Commercial Mortgage Depositor, LLC

Wells Fargo Securities, LLC

(together with the Company, the “Specified Parties”)

Re:  STWD 2018-URB Mortgage Trust – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company contained in an electronic data file entitled “STWD 2018-URB Tape & Annex 8222018v4.xlsx” provided to us on August 22, 2018 (the “Data File”) containing information pertaining to the mortgage loan (“Mortgage Loan”) and the related ten mortgaged properties (“Mortgaged Properties”) which we were informed are to be included as collateral in the offering of the STWD 2018-URB Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2018-URB. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
•	The term “rounding” means that dollar amounts were within $1.00.
•	The term “Cut-Off Date” means the payment date in September 2018, as provided by the Company.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology, or value and described in Attachment C.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

We were instructed by the Company to perform the agreed-upon procedures on the Mortgage Loan and the related Mortgaged Properties in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document was indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File, and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specific attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Properities, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originators of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the asset- backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, VA
August 24, 2018

2

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Property Address	Appraisal Report, Engineering Report
Property City	Appraisal Report, Engineering Report
Property State	Appraisal Report, Engineering Report
Property Zip Code	Appraisal Report, USPS Internet Site, Engineering Report
Property County	Appraisal Report, Engineering Report
Year Built	Appraisal Report, Engineering Report
Year Renovated	Appraisal Report, Engineering Report
Property Type	Appraisal Report
Specific Property Type	Appraisal Report
No of Units	Underwriting Summary, Borrower Rent Roll, Appraisal Report
Unit of Measure	Underwriting Summary, Borrower Rent Roll, Appraisal Report
Occupancy %	Underwriting Summary
Occupancy Source Date	Underwriting Summary
Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement
Assumed Loan (Y/N)	Assumption Agreement
Borrower Name	Promissory Note, Loan Agreement
Principals (Individuals)	Provided by the Company
Related Borrower (Y/N)	Loan Agreement, Guaranty Agreement
Annual Debt Service Payment (P&I)	Loan Agreement
Commitment Original Balance ($)	Promissory Note, Loan Agreement
Initial Funded Amount ($)	Loan Agreement
Future Funding Trigger / Requirements	Loan Agreement
Cut-off Date Future Funding Remaining Balance ($)	Provided by the Company
Mortgage Loan Cut-off Date Balance ($)	Provided by the Company
Note Date	Promissory Note

A-1

ATTACHMENT A

Attribute	Source Document
First Payment Date	Loan Agreement
Initial Maturity Date	Loan Agreement
Fully Extended Maturity Date	Loan Agreement
Extension Options	Loan Agreement
Extension Options Description	Loan Agreement
1st Extension Option Description	Loan Agreement
2nd Extension Option Description	Loan Agreement
3rd Extension Option Description	Loan Agreement
4th Extension Option Description	Loan Agreement
5th Extension Option Description	Loan Agreement
First Extension Period (Months)	Loan Agreement
First Extension Fee %	Loan Agreement
First Extension Fee ($)	Loan Agreement
First Extension Floor	Loan Agreement
First Extension Cap	Loan Agreement
Second Extension Period (Months)	Loan Agreement
Second Extension Fee %	Loan Agreement
Second Extension Fee ($)	Loan Agreement
Second Extension Floor	Loan Agreement
Second Extension Cap	Loan Agreement
Third Extension Period (Months)	Loan Agreement
Third Extension Fee %	Loan Agreement
Third Extension Fee ($)	Loan Agreement
Third Extension Floor	Loan Agreement
Third Extension Cap	Loan Agreement
Fourth Extension Period (Months)	Loan Agreement
Fourth Extension Fee %	Loan Agreement

A-2

ATTACHMENT A

Attribute	Source Document
Fourth Extension Fee ($)	Loan Agreement
Fourth Extension Floor	Loan Agreement
Fourth Extension Cap	Loan Agreement
Fifth Extension Period (Months)	Loan Agreement
Fifth Extension Fee %	Loan Agreement
Fifth Extension Fee ($)	Loan Agreement
Fifth Extension Floor	Loan Agreement
Fifth Extension Cap	Loan Agreement
Exit Fee %	Loan Agreement
Exit Fee ($)	Loan Agreement
Exit Fee Balance	Loan Agreement
Rate Type	Loan Agreement
Index for Floating Rate	Loan Agreement
Fully Funded Mortgage Loan Margin %	Loan Agreement
Rounding Factor	Loan Agreement
Time of Rounding (Before Spread, After Spread)	Loan Agreement
Rounding Direction	Loan Agreement
Lookback Period	Loan Agreement
LIBOR Floor %	Loan Agreement, Loan Modification Agreement
Mortgage Rate Floor	Loan Agreement
LIBOR Cap Strike Price %	Interest Rate Cap Agreement, Loan Agreement
Mortgage Rate Cap	Loan Agreement
LIBOR Cap Provider	Interest Rate Cap Agreement, Loan Agreement
LIBOR Cap Provider Rating	Interest Rate Cap Agreement, Loan Agreement
LIBOR Cap Expiration	Interest Rate Cap Agreement
B Note / Mezz Loan % Margin	Loan Agreement, Mezzanine Loan Agreement, Promissory Note
Interest Accrual Basis	Loan Agreement

A-3

ATTACHMENT A

Attribute	Source Document
Interest Rate Change	Loan Agreement
Interest Rate Change Amount	Loan Agreement
Interest Rate Change Trigger	Loan Agreement
Grace Period Default (Days)	Loan Agreement
Grace Period Late (Days)	Loan Agreement
Grace Period Balloon (Days)	Loan Agreement
Original Prepayment Provision	Loan Agreement
Remaining Prepayment Provision	Loan Agreement
Original Yield Maintenance or Minimum Interest Term	Loan Agreement
Rate for Prepayment Protection	Loan Agreement
Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement
Partial Release and/or Prepayment Description	Loan Agreement
IO Number of Months through Initial Term	Loan Agreement
IO Number of Months through Fully Extended Loan Term	Loan Agreement
Amortization Style	Loan Agreement
Amort Constant Number of Months	Loan Agreement
Amortization Rate	Loan Agreement
Amortization Rate Mechanics	Loan Agreement
Amortization Constant Basis	Loan Agreement
Amortization Rate Basis	Loan Agreement
Amortization Type During Initial Term	Loan Agreement
Amortization Type During Extensions	Loan Agreement
Appraisal Valuation Date	Appraisal Report
As-Is Appraised Value	Appraisal Report
Stabilized Appraised Value	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
USPAP Appraisal (Y/N)	Appraisal Report

A-4

ATTACHMENT A

Attribute	Source Document
FIRREA Appraisal (Y/N)	Appraisal Report
Third Most Recent As Of Date	Underwriting Summary
Third Most Recent Actual Revenues	Underwriting Summary
Third Most Recent Actual Expenses	Underwriting Summary
Third Most Recent Actual NOI	Underwriting Summary
Third Most Recent Actual NCF	Underwriting Summary
Second Most Recent As Of Date	Underwriting Summary
Second Most Recent Actual Revenues	Underwriting Summary
Second Most Recent Actual Expenses	Underwriting Summary
Second Most Recent Actual NOI	Underwriting Summary
Second Most Recent Actual NCF	Underwriting Summary
Most Recent As Of Date	Underwriting Summary
Most Recent Actual Revenues	Underwriting Summary
Most Recent Actual Expenses	Underwriting Summary
Most Recent Actual NOI	Underwriting Summary
Most Recent Actual NCF	Underwriting Summary
Underwritten Occupancy %	Underwriting Summary
Underwritten Revenues	Underwriting Summary
Underwritten Expenses	Underwriting Summary
Underwritten NOI	Underwriting Summary
Underwritten Reserves	Underwriting Summary
Underwritten NCF	Underwriting Summary
Underwritten Stabilized Occupancy %	Underwriting Summary
Underwritten Stabilized Revenues	Underwriting Summary
Underwritten Stabilized Expenses	Underwriting Summary
Underwritten Stabilized NOI	Underwriting Summary
Underwritten Stabilized Reserves	Underwriting Summary

A-5

ATTACHMENT A

Attribute	Source Document
Underwritten Stabilized NCF	Underwriting Summary
Appraisal As-Is NCF	Underwriting Summary
Appraisal Stabilized Occupancy %	Underwriting Summary
Appraisal Stabilized Revenues	Underwriting Summary
Appraisal Stabilized Expenses	Underwriting Summary
Appraisal Stabilized NOI	Underwriting Summary
Appraisal Stabilized Reserves	Underwriting Summary
Appraisal Stabilized NCF	Underwriting Summary
Loan Cross Portfolio Name	Loan Agreement
Lien Position	Title Policy
Full Recourse (Y/N/Partial)	Guaranty Agreement
Recourse Provisions	Guaranty Agreement
Recourse Carveout Guarantor	Guaranty Agreement
Title Vesting (Fee/Leasehold/Both)	Title Policy
Ground Lease Payment (Annual)	Ground Lease, Ground Lease Estoppel
Ground Lease Initial Expiration Date	Ground Lease, Ground Lease Estoppel
Ground Lease Extension (Y/N)	Ground Lease, Ground Lease Estoppel
# of Ground Lease Extension Options	Ground Lease, Ground Lease Estoppel
Ground Lease Expiration Date with Extension	Ground Lease, Ground Lease Estoppel
Type of Lockbox	Loan Agreement, Cash Management Agreement
Cash Management (Springing/In-place)	Loan Agreement, Cash Management Agreement
Lockbox Trigger Event	Loan Agreement, Cash Management Agreement
Engineering/Deferred Maintenance Escrow (Cut-off Date)	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement
Environmental Escrow (Cut-off Date)	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement
Tax Escrow (Cut-off Date)	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement
Tax Escrow (Monthly)	Loan Agreement, Settlement Statement

A-6

ATTACHMENT A

Attribute	Source Document
Springing Tax Escrow Description	Loan Agreement
Insurance Escrow (Cut-off Date)	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement
Insurance Escrow (Monthly)	Loan Agreement, Settlement Statement
Springing Insurance Escrow Description	Loan Agreement
Replacement Reserve (Cut-off Date)	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement
Replacement Reserve (Monthly)	Loan Agreement, Settlement Statement
Springing Replacement Reserve Description	Loan Agreement
TI/LC Reserve (Cut-off Date)	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement
Monthly TI/LC Reserve ($)	Loan Agreement, Settlement Statement
Springing TI/LC Reserve Description	Loan Agreement
Cut-off Other Reserve 1 ($)	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement
Other Escrow 1 (Monthly)	Loan Agreement, Settlement Statement
Other (Springing) Escrow Reserve 1 Description	Loan Agreement
Cut-off Other Reserve 2 ($)	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement
Other Escrow 2 (Monthly)	Loan Agreement, Settlement Statement
Other (Springing) Escrow Reserve 2 Description	Loan Agreement
Cut-off Other Reserve 3 ($)	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement
Other Escrow 3 (Monthly)	Loan Agreement, Settlement Statement
Other (Springing) Escrow Reserve 3 Description	Loan Agreement
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Certificate of Environmental Insurance
Seismic Report Date	Seismic Report

A-7

ATTACHMENT A

Attribute	Source Document
Seismic PML %	Seismic Report
Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report
Single-Tenant (Y/N)	Underwriting Summary, Lease Agreement, Tenant Estoppel
Property Manager	Management Agreement
TIC (Y/N)	Loan Agreement
Max Number of TICs	Loan Agreement
Single Purpose Borrower (Y/N)	Loan Agreement
Independent Director (Y/N)	Loan Agreement
Borrower Non Consolidation Opinion (Y/N)	Non-Consolidation Opinion, Loan Agreement
DST (Y/N)	Loan Agreement
IDOT (Y/N)	Non-Consolidation Opinion, Loan Agreement
Largest Tenant Name	Underwriting Summary
Largest Tenant SqFt	Underwriting Summary
Largest Tenant Exp Date	Underwriting Summary
2nd Largest Tenant Name	Underwriting Summary
2nd Largest Tenant SqFt	Underwriting Summary
2nd Largest Tenant Exp Date	Underwriting Summary
3rd Largest Tenant Name	Underwriting Summary
3rd Largest Tenant SqFt	Underwriting Summary
3rd Largest Tenant Exp Date	Underwriting Summary
4th Largest Tenant Name	Underwriting Summary
4th Largest Tenant Sqft	Underwriting Summary
4th Largest Tenant Exp Date	Underwriting Summary
5th Largest Tenant Name	Underwriting Summary
5th Largest Tenant Sqft	Underwriting Summary
5th Largest Tenant Exp Date	Underwriting Summary
Senior Debt Amount	Senior Loan Agreement, Promissory Note

A-8

ATTACHMENT A

Attribute	Source Document
Senior Debt Holder	Senior Loan Agreement, Promissory Note
Senior Debt Rate	Senior Loan Agreement, Promissory Note
Floor	Senior Loan Agreement, Promissory Note
Maturity	Senior Loan Agreement, Promissory Note
Amort	Senior Loan Agreement, Promissory Note
Administrative Fee Rate	Provided by the Company
Net Mortgage Rate	Provided by the Company
In-place Senior Debt Service	Senior Loan Agreement, Promissory Note
As Stabilized Senior Debt Service	Senior Loan Agreement, Promissory Note
Subordinate Debt (Y/N)	Mezzanine Loan Agreement, Promissory Note
Subordinate Debt Type	Mezzanine Loan Agreement, Promissory Note
Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Provided by the Company
Permitted Future Debt (Y/N)	Loan Agreement
Type	Loan Agreement
Comments	Loan Agreement
Fourth Most Recent As Of Date	Underwriting Summary
Fourth Most Recent Actual Revenues	Underwriting Summary
Fourth Most Recent Actual Expenses	Underwriting Summary
FourthMost Recent Actual NOI	Underwriting Summary
Fourth Most Recent Actual NCF	Underwriting Summary
Fifth Most Recent As Of Date	Underwriting Summary
Fifth Most Recent Actual Revenues	Underwriting Summary
Fifth Most Recent Actual Expenses	Underwriting Summary
Fifth Most Recent Actual NOI	Underwriting Summary
Fifth' Most Recent Actual NCF	Underwriting Summary
CapEx 2013-2018	IC Memo Provided by Loan Seller
Flag:	Franchise Agreement

A-9

ATTACHMENT A

Attribute	Source Document
Franchisor	Franchise Agreement
Most Recent Occupancy	Underwriting Summary
Most Recent ADR	Underwriting Summary
Most Recent RevPar	Underwriting Summary
Second Most Recent Occupancy	Underwriting Summary
Second Most Recent ADR	Underwriting Summary
Second Most Recent RevPar	Underwriting Summary
Third Most Recent Occupancy	Underwriting Summary
Third Most Recent ADR	Underwriting Summary
Third Most Recent RevPar	Underwriting Summary

A-10

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Annual Debt Service Payment (IO)	Mortgage Loan Cut-off Date Balance ($) multiplied by Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis
Annual Debt Service Payment (Cap)	Mortgage Loan Cut-off Date Balance ($) multiplied by Mortgage Rate Cap multiplied by Interest Accrual Basis
Mortgage Loan % of Total Cut-off Date Balance	Mortgage Loan Cut-off Date Balance ($) divided by the sum of all Mortgage Loan Cut-off Date Balance ($) at the Mortgage Loan level.
Mortgage Loan Balloon Payment ($)	Sum of all Committed Original balance ($) at the Mortgaged Property level
Mortgage Loan Cut-off Date Balance / Unit ($)	Mortgage Loan Cut-off Date Balance divided by No of Units
Committed Mortgage Loan Cut-off Date Balance / Unit ($)	Committed Original Balance divided by No of Units
Mortgage Loan Balloon Payment / Unit ($)	Mortgage Loan Balloon Payment ($) divided by No of Units
Initial Loan Term (Original)	Number of payments between and including Initial Maturity Date and First Payment Date
Cut-off Date Initial Loan Term (Remaining)	Initial Loan Term (Original) minus Cut-off Date Seasoning
Cut-off Date Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date
Fully Extended Loan Term (Original)	Number of payments between and including the Fully Extended Maturity Date and the First Payment Date
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Original) minus Cut-off Date Seasoning
Fully Funded Mortgage Loan Rate %	Assumed LIBOR rate plus Fully Funded Mortgage Loan Margin %
Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Mortgage Loan Cut-off Date Balance ($) divided by As-Is Appraised Value.
Committed Mortgage Loan (Stabilized) LTV Ratio	Commitment Original Balance divided by Stabilized Appraised Value.
Maturity Date Stabilized LTV Ratio	Mortgage Loan Balloon Payment ($) divided by Stabilized Appraised Value.

B-1

ATTACHMENT B

Attribute	Calculation Methodology
Mortgage Loan Most Recent NOI DSCR	Most Recent Actual NOI divided by Annual Debt Service Payment (IO)
Mortgage Loan Most Recent NCF DSCR	Most Recent Actual NCF divided by Annual Debt Service Payment (IO)
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent Actual NOI divided by Mortgage Loan Cut-off Date Balance ($)
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent Actual NCF divided by Mortgage Loan Cut-off Date Balance ($)
Mortgage Loan Underwritten NOI DSCR	Underwritten NOI divided by Annual Debt Service Payment (IO)
Mortgage Loan Underwritten NCF DSCR	Underwritten NCF divided by Annual Debt Service Payment (IO)
Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Underwritten NOI divided by Mortgage Loan Cut-off Date Balance ($)
Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Underwritten NCF divided by Mortgage Loan Cut-off Date Balance ($)
Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI divided by Annual Debt Service Payment (IO)
Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF divided by Annual Debt Service Payment (IO)
Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI divided by Mortgage Loan Cut-off Date Balance ($)
Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF divided by Mortgage Loan Cut-off Date Balance ($)
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI divided by Annual Debt Service Payment (IO)
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF divided by Annual Debt Service Payment (IO)
Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI divided by Mortgage Loan Cut-off Date Balance ($)
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF divided by Mortgage Loan Cut-off Date Balance ($)
Cut-off Date Total Debt Balance	Cut-off Date Subordinate Debt/Mezz Loan Bal ($) plus Senior Debt Amount plus Mortgage Loan Cut-off Date Balance

B-2

ATTACHMENT B

Attribute	Calculation Methodology
Cut-off Date Total Debt As-Is LTV	Cut-off Date Total Debt Balance divided by As-Is Appraised Value
Cut-off Date Total Debt Ann Debt Service ($)	The sum of the Annual Debt Service Payment (IO) for the Mortgage Loan Cut-off Date Balance, In-place Senior Debt Service, and annual debt service for Cut- off Date Subordinate Debt/Mezz Loan Bal ($)
Cut-off Date Total Debt UW NCF DSCR	Underwritten NCF divided by Cut-off Date Total Debt Ann Debt Service ($)

B-3

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company”, we were instructed by the Company to assume the attribute is accurate and not perform any procedure.”

2.	We were instructed by the Company to assume the LIBOR rate is 2.06269% “Assumed LIBOR” where denoted in the Calculation Methodology.

C-1